Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Opening balance sheet liability / (asset) (funded status)	$ 3,001	$ 1,759	$ 4,769
Net service cost	225	237	213
Net interest cost / (credit)	(112)	(32)	(105)
Amortization of net (gain) / loss	22		152
Amortization of prior service cost / (credit)	(48)	(26)	(28)
Currency translation adjustment		(2)	(5)
Total net periodic benefit cost / (credit)	87	177	227
Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,067	1,005	(3,001)
Actuarial (gain) / loss on liabilities due to experience		(399)	109
Return in plan assets, excl. amounts included in net interest	115	501	82
Prior service cost for the current period		(19)
Amortization of net (gain) / loss	(22)		(152)
Amortization of prior service cost / (credit)	48	26	28
Currency translation adjustment		37	0
Total (gain) / loss recognized via other comprehensive income	1,208	1,151	(2,934)
Employer contributions paid in the year	(218)	(184)	(190)
Cashflow required to pay benefit payments	(7)	(22)	(24)
Total cashflow	(225)	(206)	(214)
Currency translation adjustment	(194)	120	(89)
Closing balance sheet liability / (asset) (funded status)	3,877	3,001	1,759
Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	795	(338)	2,651
Amortization during the year	(22)		(152)
Actuarial (gain) / loss on liabilities	1,067	606	(2,892)
Actuarial (gain) / loss on assets	112	535	82
Currency translation adjustment	(61)	(8)	(27)
Unrecognized (gain) / loss at year-end	1,891	795	(338)
Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(542)	(503)	(537)
Amortization during the year	48	26	28
Currency translation adjustment	38	(46)	6
Unrecognized prior service cost / (credit) at year-end	(456)	(542)	(503)
Amounts recognized in accumulated other comprehensive income
Net loss / (gain)	1,891	795	(338)
Prior service cost / (credit)	(456)	(542)	(503)
Deficit	1,435	253	(841)
Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost / (credit) over next fiscal year
Net loss / (gain)	(94)		152
Prior service cost / (credit)	$ (101)	$ (26)	$ (28)